WARRANTS (Details Narrative) - $ / shares	Dec. 31, 2023	Sep. 30, 2023	Mar. 31, 2022
Statement [Line Items]
Share price per share			$ 2.06
Warrants issued			193,939
Warrants recorded in APIC			1,741,475
Private Placements [Member]
Statement [Line Items]
Share price per share	$ 1.50	$ 2.00	$ 2.00
Warrants issued	75,000	500,000	3,878,789